Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Jan. 01, 2018		Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Financial assets [abstract]
Financial assets		£ 541,312					£ 522,023
Financial liabilities [abstract]
Financial liabilities		483,447			£ 220,083	[1]	449,415
Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		12,702					15,598
Financial liabilities [abstract]
Financial liabilities		5,630					5,681
Net assets (liabilities) [abstract]
Assets (liabilities), net		7,072		£ 10,761
Purchases, fair value measurement, assets (liabilities) net		5,094
Sales, fair value measurement, assets (liabilities) net		(7,182)
Issues, fair value measurement, assets (liabilities) net		(4)
Settlements, fair value measurement, assets (liabilities) net		15
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(388)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		21
Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net					9,470
Purchases, fair value measurement, assets (liabilities) net		5,094
Sales, fair value measurement, assets (liabilities) net		(7,182)
Issues, fair value measurement, assets (liabilities) net		(4)
Settlements, fair value measurement, assets (liabilities) net		15
Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(119)
Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		165
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net		7,072		12,100					£ 13,567
Purchases, fair value measurement, assets (liabilities) net		5,094		2,742
Sales, fair value measurement, assets (liabilities) net		(7,182)	[2]	(2,476)
Issues, fair value measurement, assets (liabilities) net		(4)
Settlements, fair value measurement, assets (liabilities) net		15		(1,732)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0		25
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(388)		377
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		21		(325)
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	[3]				9,470
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				(215)
Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net				137
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net		(227)	[4]	998					1,375
Purchases, fair value measurement, assets (liabilities) net		24	[4]	94
Sales, fair value measurement, assets (liabilities) net		(428)	[2],[4]	(207)
Issues, fair value measurement, assets (liabilities) net	[4]	0
Settlements, fair value measurement, assets (liabilities) net		285	[4]	(9)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0	[4]	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(301)	[4]	300
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		213	[4]	(250)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	[3],[4]				137
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(157)	[4]	(310)
Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0	[4]	5
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		11		141					81
Purchases, fair value measurement, assets		0		62
Sales, fair value measurement, assets		(104)	[2]	0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(5)		0
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		0		0
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets					116
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Recurring fair value measurement [member] | Investment property [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		4		(2)
Non-recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Settlements, fair value measurement, assets (liabilities) net		119
Non-recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Settlements, fair value measurement, assets (liabilities) net		(165)
Issued debt [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		0					0
Financial liabilities [abstract]
Financial liabilities		289					214
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial liabilities [abstract]
Financial liabilities		0		10					7
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		2	[2]	(4)
Issues, fair value measurement, liabilities		0
Settlements, fair value measurement, liabilities		0		1
Total gains or losses recognised in OCI, liabilities		0		0
Transfers into Level 3 of fair value hierarchy, liabilities		2		0
Transfers out of Level 3 of fair value hierarchy, liabilities		0		0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial liabilities [abstract]
Financial liabilities	[3]				4
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Trading portfolio liabilities [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial liabilities [abstract]
Financial liabilities		337		683					840
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		218	[2]	0
Issues, fair value measurement, liabilities		(4)
Settlements, fair value measurement, liabilities		6		98
Total gains or losses recognised in OCI, liabilities		0		0
Transfers into Level 3 of fair value hierarchy, liabilities		(219)		(31)
Transfers out of Level 3 of fair value hierarchy, liabilities		125		92
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial liabilities [abstract]
Financial liabilities	[3]				480
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		19		0
Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		(2)		(2)
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial liabilities [abstract]
Financial liabilities		289		227					298
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		0	[2]	0
Issues, fair value measurement, liabilities		(4)
Settlements, fair value measurement, liabilities		4		71
Total gains or losses recognised in OCI, liabilities		0		0
Transfers into Level 3 of fair value hierarchy, liabilities		(219)		0
Transfers out of Level 3 of fair value hierarchy, liabilities		125		0
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial liabilities [abstract]
Financial liabilities	[3]				214
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		19		0
Financial liabilities designated at fair value [member] | Issued debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Asset-backed loans [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		592					626
Financial liabilities [abstract]
Financial liabilities		0					0
Assets and liabilities held for sale [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets							29
Financial liabilities [abstract]
Financial liabilities							0
Assets and liabilities held for sale [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net				0					574
Purchases, fair value measurement, assets (liabilities) net				0
Sales, fair value measurement, assets (liabilities) net				(574)
Settlements, fair value measurement, assets (liabilities) net				0
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net				0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net				0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net				0
Assets and liabilities held for sale [member] | Non-recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net		0		(1,339)
Interest rate derivatives [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		2,362					2,718
Financial liabilities [abstract]
Financial liabilities		2,747					2,867
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net		(385)		1,040					899
Purchases, fair value measurement, assets (liabilities) net		0		27
Sales, fair value measurement, assets (liabilities) net		0	[2]	12
Issues, fair value measurement, assets (liabilities) net		0
Settlements, fair value measurement, assets (liabilities) net		96		15
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		(343)		419
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		58		(202)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	[3]				(150)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(46)		(130)
Interest rate derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Foreign exchange derivatives [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		126					160
Financial liabilities [abstract]
Financial liabilities		146					124
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net		(20)		15					81
Purchases, fair value measurement, assets (liabilities) net		0		0
Sales, fair value measurement, assets (liabilities) net		0	[2]	0
Issues, fair value measurement, assets (liabilities) net		0
Settlements, fair value measurement, assets (liabilities) net		(17)		(16)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		8		(3)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(18)		(54)
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	[3]				37
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(30)		2
Foreign exchange derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		5
Credit derivatives [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		1,151					1,386
Financial liabilities [abstract]
Financial liabilities		226					240
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net		925		1,020					1,370
Purchases, fair value measurement, assets (liabilities) net		2		0
Sales, fair value measurement, assets (liabilities) net		3	[2]	3
Issues, fair value measurement, assets (liabilities) net		0
Settlements, fair value measurement, assets (liabilities) net		(15)		(19)
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		1		(71)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		(2)		0
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	[3]				1,146
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		(210)		(263)
Credit derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Equity derivatives [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		1,425					1,064
Financial liabilities [abstract]
Financial liabilities		2,172					1,961
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net		(747)		(1,082)					(970)
Purchases, fair value measurement, assets (liabilities) net		22		67
Sales, fair value measurement, assets (liabilities) net		(431)	[2]	(222)
Issues, fair value measurement, assets (liabilities) net		0
Settlements, fair value measurement, assets (liabilities) net		221		11
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		33		(45)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		175		(1)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	[3]				(896)
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		129		78
Equity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Commodity derivatives [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		2					6
Financial liabilities [abstract]
Financial liabilities		2					5
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net		0		5					(5)
Purchases, fair value measurement, assets (liabilities) net		0		0
Sales, fair value measurement, assets (liabilities) net		0	[2]	0
Issues, fair value measurement, assets (liabilities) net		0
Settlements, fair value measurement, assets (liabilities) net		0		0
Gains (losses) recognised in other comprehensive income, fair value measurement, assets (liabilities) net		0		0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net		0		0
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net		0		7
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Net assets (liabilities) [abstract]
Assets (liabilities), net	[3]				0
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category trading income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		3
Commodity derivatives [member] | Recurring fair value measurement [member] | Net derivative financial instruments [member] | Significant unobservable inputs (Level 3) [member] | Net assets (liabilities) at fair value through profit or loss, category other income [Member]
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net		0		0
Government and government sponsored debt [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		25					49
Financial liabilities [abstract]
Financial liabilities		0					0
Corporate debt [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		881					871
Financial liabilities [abstract]
Financial liabilities		0					4
Non-asset-backed loans [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		3,592					6,657
Financial liabilities [abstract]
Financial liabilities		0					0
Private equity investments [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		1,088					817
Financial liabilities [abstract]
Financial liabilities		0					16
Certificates of deposit, commercial paper and other money market instruments [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		0					0
Financial liabilities [abstract]
Financial liabilities		48					250
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial liabilities [abstract]
Financial liabilities		48		257					319
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		202		0
Issues, fair value measurement, liabilities		0
Settlements, fair value measurement, liabilities		0		0
Total gains or losses recognised in OCI, liabilities		0		0
Transfers into Level 3 of fair value hierarchy, liabilities		0		(31)
Transfers out of Level 3 of fair value hierarchy, liabilities		0		92
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial liabilities [abstract]
Financial liabilities					250
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Certificates of deposit, commercial paper and other money market instruments [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		1
Equity cash products [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		139					112
Financial liabilities [abstract]
Financial liabilities		0					0
Other [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets	[5]	1,319					1,103
Financial liabilities [abstract]
Financial liabilities	[5]	0					£ 0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial liabilities [abstract]
Financial liabilities		0		199					223
Purchases, fair value measurement, liabilities		0		0
Sales, fair value measurement, liabilities		16		0
Issues, fair value measurement, liabilities		0
Settlements, fair value measurement, liabilities		2		27
Total gains or losses recognised in OCI, liabilities		0		0
Transfers into Level 3 of fair value hierarchy, liabilities		0		0
Transfers out of Level 3 of fair value hierarchy, liabilities		0		0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial liabilities [abstract]
Financial liabilities					16
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category trading [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		0		0
Other [member] | Financial liabilities designated at fair value [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial liabilities at fair value through profit or loss, category other income [member]
Financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities		(2)		(3)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		3,841		2,245					2,065
Purchases, fair value measurement, assets		2,389		542
Sales, fair value measurement, assets		(366)	[2]	(274)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(33)		(56)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		130		40
Transfers out of Level 3 of fair value hierarchy, assets		(267)		(67)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				1,977
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		11		(5)
Trading portfolio assets [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		592		486					515
Purchases, fair value measurement, assets		100		46
Sales, fair value measurement, assets		(99)	[2]	(69)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0		(9)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		5		0
Transfers out of Level 3 of fair value hierarchy, assets		(30)		0
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				627
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(11)		3
Trading portfolio assets [member] | Asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		25		40					3
Purchases, fair value measurement, assets		11		37
Sales, fair value measurement, assets		0	[2]	0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0		0
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		(35)		0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				49
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Government and government sponsored debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		881		963					969
Purchases, fair value measurement, assets		35		56
Sales, fair value measurement, assets		(17)	[2]	(71)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(23)		(2)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		15		27
Transfers out of Level 3 of fair value hierarchy, assets		(6)		(30)
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				871
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		6		14
Trading portfolio assets [member] | Corporate debt [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		2,173		403					151
Purchases, fair value measurement, assets		2,239		369
Sales, fair value measurement, assets		(239)	[2]	(87)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0		(21)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		11		0
Transfers out of Level 3 of fair value hierarchy, assets		(6)		(7)
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				166
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		2		(2)
Trading portfolio assets [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		119		91					77
Purchases, fair value measurement, assets		0		32
Sales, fair value measurement, assets		(7)	[2]	(7)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0		0
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		75		2
Transfers out of Level 3 of fair value hierarchy, assets		(52)		0
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				68
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		35		(13)
Trading portfolio assets [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		51		262					350
Purchases, fair value measurement, assets		4		2
Sales, fair value measurement, assets		(4)	[2]	(40)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(10)		(24)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		24		11
Transfers out of Level 3 of fair value hierarchy, assets		(138)		(30)
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				196
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		(21)		(7)
Trading portfolio assets [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		3,679		9,061				£ 9,947	9,947
Purchases, fair value measurement, assets		2,681		2,044
Sales, fair value measurement, assets		(6,436)	[2]	(1,371)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(238)		(1,765)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		28
Transfers out of Level 3 of fair value hierarchy, assets		(18)		(58)
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				7,519
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		8		100
Financial assets at fair value through income statement [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		163		136
Financial assets at fair value through income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		1,419		6,989				8,616
Purchases, fair value measurement, assets		16		0
Sales, fair value measurement, assets		(4,432)	[2]	0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		(238)		(1,706)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		(4)		0
Financial assets at fair value through income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				6,073
Financial assets at fair value through income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		4		79
Financial assets at fair value through income statement [member] | Non-asset-backed loans [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		0
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		985		490				562
Purchases, fair value measurement, assets		295		31
Sales, fair value measurement, assets		(37)	[2]	(106)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0		0
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		28
Transfers out of Level 3 of fair value hierarchy, assets		(14)		(58)
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				688
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0		(3)
Financial assets at fair value through income statement [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		53		36
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		19
Purchases, fair value measurement, assets		11
Sales, fair value measurement, assets	[2]	0
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				8
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through income statement [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		1,256		1,582				£ 769	769
Purchases, fair value measurement, assets		2,359		2,013
Sales, fair value measurement, assets		(1,967)	[2]	(1,265)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0		(59)
Total gains or losses recognised in OCI, assets		0		0
Transfers into Level 3 of fair value hierarchy, assets		0		0
Transfers out of Level 3 of fair value hierarchy, assets		0		0
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				750
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		4		24
Financial assets at fair value through income statement [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		110		100
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		105
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets	[2]	(68)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		(32)
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				205
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		103
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets	[2]	(12)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		(14)
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				129
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		1
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets	[2]	(17)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		(18)
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				36
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets		1
Purchases, fair value measurement, assets		0
Sales, fair value measurement, assets	[2]	(39)
Issues, fair value measurement, assets		0
Settlements, fair value measurement, assets		0
Total gains or losses recognised in OCI, assets		0
Transfers into Level 3 of fair value hierarchy, assets		0
Transfers out of Level 3 of fair value hierarchy, assets		0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | IFRSs 9 transition impact included [member]
Financial assets [abstract]
Financial assets	[3]				£ 40
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		0
Financial assets at fair value through other comprehensive income [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets		£ 0
Financial Investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets				348					372
Purchases, fair value measurement, assets				0
Sales, fair value measurement, assets				(46)
Settlements, fair value measurement, assets				(1)
Total gains or losses recognised in OCI, assets				25
Transfers into Level 3 of fair value hierarchy, assets				40
Transfers out of Level 3 of fair value hierarchy, assets				(42)
Financial Investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains or losses recognised in OCI, assets				0
Financial Investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains or losses recognised in OCI, assets				0
Financial Investments [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets				304					294
Purchases, fair value measurement, assets				0
Sales, fair value measurement, assets				(45)
Settlements, fair value measurement, assets				0
Total gains or losses recognised in OCI, assets				23
Transfers into Level 3 of fair value hierarchy, assets				34
Transfers out of Level 3 of fair value hierarchy, assets				0
Financial Investments [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains or losses recognised in OCI, assets				0
Financial Investments [member] | Private equity investments [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains or losses recognised in OCI, assets				(2)
Financial Investments [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets				40					73
Purchases, fair value measurement, assets				0
Sales, fair value measurement, assets				0
Settlements, fair value measurement, assets				0
Total gains or losses recognised in OCI, assets				1
Transfers into Level 3 of fair value hierarchy, assets				6
Transfers out of Level 3 of fair value hierarchy, assets				(42)
Financial Investments [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains or losses recognised in OCI, assets				0
Financial Investments [member] | Equity cash products [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains or losses recognised in OCI, assets				2
Financial Investments [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member]
Financial assets [abstract]
Financial assets				4					£ 5
Purchases, fair value measurement, assets				0
Sales, fair value measurement, assets				(1)
Settlements, fair value measurement, assets				(1)
Total gains or losses recognised in OCI, assets				1
Transfers into Level 3 of fair value hierarchy, assets				0
Transfers out of Level 3 of fair value hierarchy, assets				0
Financial Investments [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category trading [member]
Financial assets [abstract]
Total gains or losses recognised in OCI, assets				0
Financial Investments [member] | Other [member] | Recurring fair value measurement [member] | Significant unobservable inputs (Level 3) [member] | Financial assets at fair value through profit or loss, category other income [member]
Financial assets [abstract]
Total gains or losses recognised in OCI, assets				£ 0

[1]

The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business . For further details refer to Note 19, Transition disclosures on pages 53 to 55

[2]	On 1 April 2018, £4.4bn of non-asset backed loans were transferred as part of the disposal of the UK banking business .
[3]	Balances as at 1 January 2018 include the IFRS 9 transition impact. Balances as at 31 December 2017 have been presented on an IAS 39 basis.
[4]	Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £5,066m and derivative financial liabilities were £5,293m.
[5]	Other includes commercial real estate loans, fund and fund-linked products, asset backed loans, physical commodities and investment property